Schedule of Movement of the Group’s Deferred Tax (Liabilities) Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Balance	$ (8,243)	$ (13,420)
Credited to the unaudited condensed consolidated statements of income and comprehensive income		4,970
Balance	$ (8,243)	$ (8,450)